Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Short-term employee benefits	$ 5,995	$ 4,295
Share-based compensation	5,917	4,080
Total compensation for key management personnel	$ 11,912	$ 8,375